Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value [Abstract]
Impairment loss	$ 100	$ 100
FVOCI [Member]
Fair value [Abstract]
Opening balance	85,724	0
Additions	0	84,621
Accrued interest	4,138	858
Interest received	(1,101)	(192)
Fair value movement	(94)	437
Closing balance	$ 88,667	$ 85,724